COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Balance at the beginning of year	$ 8,850	$ 5,839	$ 2,362
Additions	(1,823)	3,085	3,471
Written off	0	(122)	0
Translation adjustment	(644)	48	6
Balance at the end of the year	$ 6,383	$ 8,850	$ 5,839